Applicable laws and regulations (Details 3) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current loans and receivables	$ 64,701	$ 58,759
Financial assets impaired [member]
Non-current loans and receivables	64,701	58,759
Normal [Member]
Non-current loans and receivables	0	0
Normal [Member] | Financial assets impaired [member]
Non-current loans and receivables	0	0
Special Mentions [Member]
Non-current loans and receivables	0	0
Special Mentions [Member] | Financial assets impaired [member]
Non-current loans and receivables	0	0
Substandards [Member]
Non-current loans and receivables	0	23,759
Substandards [Member] | Financial assets impaired [member]
Non-current loans and receivables	0	23,759
Doubtful [Member]
Non-current loans and receivables	64,701	0
Doubtful [Member] | Financial assets impaired [member]
Non-current loans and receivables	64,701	0
Unrecoverable [Member]
Non-current loans and receivables	0	35,000
Unrecoverable [Member] | Financial assets impaired [member]
Non-current loans and receivables	$ 0	$ 35,000